Annual Fund Operating Expenses - iShares Core 1-5 Year USD Bond ETF - iShares Core 1-5 Year USD Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	none	[1]
Expenses (as a percentage of Assets)	0.06%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.06%

[1]	The amount rounded to 0.00%.